STOCKHOLDERS DEFICIT (Details 1) - Options [Member]	12 Months Ended
Apr. 30, 2021 $ / shares shares
Shares, outstanding, beginning balance	2,000,000
Shares, outstanding, canceled	(2,000,000)
Shares, outstanding, ending balance	0
Weghted Average Exercise Price, beginning balance | $ / shares	$ 0.08
Weghted Average Exercise Price, ending Balance | $ / shares	$ 0
Weighted Average Remaining Contractual Life (Years)	8 years 7 months 13 days